Jul-08-03 03:00pm From- T-342 P.007/008 F-557

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31726

NYSE

03026930

RECD S.E.C.
JUL 0 8 2003
1086

July 8, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 15 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934 ABN AMRO Capital Funding Trust V Preferred Securities, ABN AMRO Capital Funding LLC V Preferred Securities and Contigent Guarantee of ABN AMRO Holding N.V. with respect to the Preferred Securities (application for the ABN AMRO Capital Funding LLC V Preferred Securities and Contigent Guarantee of ABN AMRO Holding N.V. with respect to the Preferred Securities is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 8, 2003. Tentative listing date – Not yet determined.

Sincerely,

Parag Madho